ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 14. ACCUMULATED OTHER COMPREHENSIVE LOSS

The accumulated balances for each component of other comprehensive income (loss) are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain on securities	Pension and post retirement benefit plans	Accumulated other comprehensive loss
Balance at January 1, 2019	$(22,246)	$—	$(86)	$(22,332)
Foreign currency translation adjustment	66	—	—	66
Pension and post retirement benefit adjustment	—	—	20	20
Balance at December 31, 2019	(22,180)	—	(66)	(22,246)
Foreign currency translation adjustment	224	—	—	224
Pension and post retirement benefit adjustment	—	—	(28)	(28)
Unrealized holding loss arising during period	—	(351)	—	(351)
Balance at December 31, 2020	(21,956)	(351)	(94)	(22,401)
Foreign currency translation adjustment	203	—	—	203
Pension and post retirement benefit adjustment	—	—	14	14
Unrealized holding loss arising during period	—	(124)	—	(124)
Reclassification adjustment for loss included in net income	—	97	—	97
Other	—	(10)	—	(10)
Balance at December 31, 2021	$(21,753)	$(388)	$(80)	$(22,221)

There were no significant tax effects allocated to each component of other comprehensive income for the years ended December 31, 2019, 2020 and 2021.